Impairment Loss on Property and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Impairment Loss on Property and Equipment [Line Items]
Impaired Assets to be Disposed of by Method Other than Sale, Amount of Impairment Loss	$ 13,863	$ 0